Summary Of Significant Accounting Policies (Amounts Included In Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	$ (47,201)	[1]	$ (11,096)	[1]	$ (8,001)	[1]
Net gain on interest rate cash flow hedges	10,977	[1]	0		0
Net gain (loss) on commodity cash flow hedges	2,912	[1]	7,739	[1]	(4,283)	[1]
Reclassification of net gain on interest rate cash flow hedges to interest expense	(164)	[1]	(164)	[1]	(164)	[1]
Reclassification of net loss on commodity cash flow hedges to product sales revenues	(2,760)	[1]	(7,739)	[1]	5,438	[1]
Reclassification of loss on discontinuance of commodity cash flow hedge to product sales revenues	0		0		591	[1]
Settlement cost and amortization of prior service credit and actuarial loss	2,962	[1]	1,117	[1]	106	[1]
Adjustment to recognize the funded status of postretirement plans	(1,784)	[1]	(37,058)	[1]	(4,783)	[1]
Balance	(35,058)	[1]	(47,201)	[1]	(11,096)	[1]
Derivative Gains (Losses) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	3,161		3,325		1,743
Net gain on interest rate cash flow hedges	10,977
Net gain (loss) on commodity cash flow hedges	2,912		7,739		(4,283)
Reclassification of net gain on interest rate cash flow hedges to interest expense	(164)		(164)		(164)
Reclassification of net loss on commodity cash flow hedges to product sales revenues	(2,760)		(7,739)		5,438
Reclassification of loss on discontinuance of commodity cash flow hedge to product sales revenues					591
Settlement cost and amortization of prior service credit and actuarial loss	0		0		0
Adjustment to recognize the funded status of postretirement plans	0		0		0
Balance	14,126		3,161		3,325
Pension And Postretirement Liabilities [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(50,362)		(14,421)		(9,744)
Net gain on interest rate cash flow hedges	0
Net gain (loss) on commodity cash flow hedges	0		0		0
Reclassification of net gain on interest rate cash flow hedges to interest expense	0		0		0
Reclassification of net loss on commodity cash flow hedges to product sales revenues	0		0		0
Reclassification of loss on discontinuance of commodity cash flow hedge to product sales revenues					0
Settlement cost and amortization of prior service credit and actuarial loss	2,962		1,117		106
Adjustment to recognize the funded status of postretirement plans	(1,784)		(37,058)		(4,783)
Balance	$ (49,184)		$ (50,362)		$ (14,421)

[1]	Includes amounts allocated to the non-controlling owners' interest.